Business Segment Information - Net Sales to External Customers and Long-lived Assets, by Geographic Region (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 289.5	$ 282.8	$ 303.6	$ 288.8	$ 300.0	$ 294.4	$ 285.6	$ 259.5	$ 1,164.7	$ 1,139.5	$ 1,086.4
Net Sales to External Customers, by Geographic Region

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Net sales to external customers:
United States	$491.8	$488.7	$505.8
China	150.9	139.2	110
India	130.1	114.8	99.1
Rest of World	391.9	396.8	371.5
Total net sales to external customers	$1,164.7	$1,139.5	$1,086.4

Total long-lived assets	215.7				233.4				$ 215.7	233.4
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									491.8	488.7	505.8
Total long-lived assets	63.3				63.2				63.3	63.2
CZECH REPUBLIC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	18.7				32.2				18.7	32.2
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	29.0				31.0				29.0	31.0
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									150.9	139.2	110.0
Total long-lived assets	48.4				48.1				48.4	48.1
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									130.1	114.8	99.1
Total long-lived assets	37.9				27.5				37.9	27.5
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									391.9	396.8	$ 371.5
Total long-lived assets	$ 18.4				$ 31.4				$ 18.4	$ 31.4